STOCK-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Option, Activity
A summary of the employees’ stock option activity is as follows:

(Unaudited)	Number of options	Weighted-average exercise price	Remaining contractual term	Aggregate intrinsic value
Outstanding at December 31, 2020	9,112,121	$0.49	7.20	$3,100
Granted	1,109,750	3.76
Exercised	(1,899,793)	0.29
Forfeited	(163,330)	1.18
Expired	(47,943)	0.79
Outstanding at September 30, 2021	8,110,805	$0.97	5.86	$65,412
Exercisable at September 30, 2021	4,867,399	$0.50	4.50	$41,511
A summary of the consultants’ stock option activity under the Plan is as follows:

(Unaudited)	Number of options	Weighted-average exercise price	Remaining contractual term	Aggregate intrinsic value
Outstanding at December 31, 2020	762,248	$0.68	6.32	$213
Granted	154,502	3.76
Exercised	(201,799)	1.67
Forfeited	(20,625)	0.82
Outstanding at September 30, 2021	694,326	$1.08	6.46	$5,523
Exercisable at September 30, 2021	469,659	$0.78	5.72	$3,876
A summary of the employees’ stock option activity under the Plan for the years ended December 31, 2020 and 2019 is as follows:

	Year ended December 31, 2020
	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at beginning of year	6,721,339	$0.58	7.30	$1,758
Granted	3,698,500	0.82
Forfeited	(814,952)	0.85
Expired	(413,678)	0.55
Exercised	(79,088)	0.68
Outstanding at end of year	9,112,121	$0.49	7.20	$3,100
Exercisable options at end of year	4,567,670	$0.50	4.80	$2,301

	Year ended December 31, 2019
	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at beginning of year	5,474,026	$0.52	7.42	$1,920
Granted	1,765,665	0.85
Forfeited	(213,705)	0.82
Expired	(144,386)	0.74
Exercised	(160,261)	0.62
Outstanding at end of year	6,721,339	$0.58	7.30	$1,758
Exercisable options at end of year	4,274,687	$0.45	6.02	$1,725
A summary of the consultants’ stock option activity under the Plan for the years ended December 31, 2020 and 2019 is as follows:

	Year ended December 31, 2020
	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at beginning of year	722,248	$0.57	5.30	$201
Granted	340,000	0.53
Expired	(150,000)	0.16
Exercised	(150,000)	0.16
Outstanding at end of year	762,248	$0.68	6.32	$213
Exercisable options at end of year	491,205	$0.65	5.20	$170

	Year ended December 31, 2019
	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at beginning of year	682,248	$0.52	9.50	$1,920
Granted	40,000	0.85
Outstanding at end of year	722,248	$0.57	5.30	$201
Exercisable options at end of year	586,622	$—	4.56	$197

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The Company estimated the fair value of each option on the date of grant using the Black-Scholes option pricing model applying the weighted-average assumptions in the following table:

	Year ended December 31,
	2020	2019
Expected volatility	79%	70%
Expected dividends	—%	—%
Expected term (in years)	6.11	6.11
Risk free interest	0.62%-0.82%	1.65%-1.91%

Schedule Share Based Compensation Expenses
A summary of the employees’ stock option activity under the Plan for the nine months ending September 30, 2021 (unaudited) and 2020 (unaudited) is as follows:

	Nine months ended September 30,
	2021	2020
	Unaudited	Unaudited
Cost of goods sold	$34	$10
Research and development	319	113
Sales and marketing	400	261
General and administrative	1,285	33
Total	$2,038	$417
During the years ended December 31, 2020 and 2019, the Company recorded stock-based compensation expenses for the employees as follows:

	Year ended December 31,
	2020	2019
Cost of goods sold	$11	$6
Research and development	121	77
Sales and marketing	196	200
General and administrative	92	43
Total	$420	$326